Warrant liabilities - Disclosure of valuation assumptions on which warrants measured at fair value (Details)			1 Months Ended		12 Months Ended
	Dec. 09, 2022 $ / shares $ / shares $ / $ shares	Dec. 09, 2022 $ / shares $ / $ shares	Jul. 21, 2023 $ / shares $ / shares $ / $ shares	Jul. 21, 2023 $ / shares $ / $ shares	Sep. 30, 2023 $ / shares $ / shares $ / $ shares	Sep. 30, 2023 $ / shares $ / $ shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Exercise price (in USD)					$ 5.29		$ 0.57	$ 1.73
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares	3,282,533	3,282,533			3,282,533	3,282,533
Nasdaq closing price (in USD)					$ 0.24	$ 0.24
Exercise price (in USD)		$ 5
Share price (in USD)	$ 4.13	$ 4.13
Expected life	2 years 6 months	2 years 6 months
Dividend	0.00%	0.00%
Volatility	75.00%	75.00%
Risk-free interest rate	4.20%	4.20%
Exchange rate (USD/CAD) | $ / $	1.363	1.363			1.352	1.352
Fair value per warrant (CAD)	$ 1.43				$ 0.32
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares	199,000	199,000			199,000	199,000
Nasdaq closing price (in USD)					$ 1.55	$ 1.55
Exercise price (in USD)		$ 0.01				$ 0.01
Share price (in USD)	$ 3.08	3.08
Exchange rate (USD/CAD) | $ / $					1.352	1.352
Fair value per warrant (CAD) | (per share)	$ 4.18	$ 1.05			$ 2.08
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares	375,000	375,000			375,000	375,000
Nasdaq closing price (in USD)					$ 0.24	$ 0.24
Exchange rate (USD/CAD) | $ / $					1.352	1.352
Fair value per warrant (CAD)	$ 1.43				$ 0.32
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares			1,542,194	1,542,194	1,542,194	1,542,194
Exercise price (in USD)				$ 2.66
Share price (in USD)			$ 2.08	$ 2.08	$ 0	$ 0
Expected life			2 years 6 months	2 years 6 months
Dividend			0.00%	0.00%
Volatility			67.00%	67.00%
Risk-free interest rate			4.44%	4.44%
Black Scholes fair value (in USD)					$ 0.38	$ 0.38
Exchange rate (USD/CAD) | $ / $			1.321	1.321	1.352	1.352
Fair value per warrant (CAD)			$ 0.99		$ 0.52
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares			930,548	930,548	930,548	930,548
Exercise price (in USD)				$ 0.001		$ 0.001
Share price (in USD)			$ 2.08	$ 2.08	$ 1.55	1.55
Black Scholes fair value (in USD)					$ 0	$ 0
Exchange rate (USD/CAD) | $ / $			1.321	1.321	1.352	1.352
Fair value per warrant (CAD) | (per share)			$ 1.98	$ 0.75	$ 2.08